Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	Sep. 30, 2013 De-designated hedges Predecessor	May 13, 2014 De-designated hedges Predecessor	Sep. 30, 2013 De-designated hedges Predecessor	Sep. 30, 2014 Interest rate swap agreements	Sep. 30, 2014 Interest rate swap agreements	Sep. 30, 2013 Interest rate swap agreements Predecessor	May 13, 2014 Interest rate swap agreements Predecessor	Sep. 30, 2013 Interest rate swap agreements Predecessor	Sep. 30, 2013 Interest rate cap agreements Predecessor
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives											$ 2,572	$ 2,752	$ 8,987
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI											(272)	(93)	(560)
Amounts reclassified from AOCI						282	416	847			2,844	2,845	9,547
Cash flow derivative transactions, tax expense (benefit)	(1,007)		(1,007)	(1,118)	(3,471)
Net changes in cash flow hedges, net of taxes			1,847	2,050	6,363
Effect of derivatives recorded in the Consolidated Statements of Income
Derivatives designated as cash flow hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)											(12)	(12)	(42)
Derivatives not designated as a hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives									1,959	3,484				61
Reconciliation to Condensed, Consolidated Statements of Income
Reclassification of amounts de-designated as hedges recorded in AOCI						(282)	(416)	(847)
Effect from derivatives	$ 1,959	$ 3,484	$ (294)	$ (428)	$ (828)